Financial Instruments And Risk Management (Reconciliation Of Unrealized Risk Management Positions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments And Risk Management [Abstract]
Fair Value of Contracts, Beginning of Year	$ 575
Increase (Decrease) in Derivative Assets and Liabilities, Total	199	696	1,827
Fair Value of Contracts Realized During the Year	(544)	(2,161)	(948)
Unrealized Gain (Loss)	(345)	(1,465)	879
Fair Value of Contracts, End of Year	$ 230	$ 575